Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2014
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:
	Year ended
	December	December	December
	2014	2013	2012
		(in thousands)
Ireland	$360,376	$272,683	$171,977
Rest of Europe	372,634	333,543	338,537
U.S.	605,815	582,250	471,700
Other	164,491	147,582	132,792
Total	$1,503,316	$1,336,058	$1,115,006

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:
	Year ended
	December	December	December
	2014	2013	2012
		(in thousands)
Ireland	$138,185	$81,811	$9,659
Rest of Europe	14,481	2,831	29,240
U.S.	39,058	29,472	21,036
Other	10,626	7,053	8,082
Total	$202,350	$121,167	$68,017

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$138,185	$82,867	$11,733
Rest of Europe	23,277	6,269	29,786
U.S.	39,058	33,564	23,687
Other	10,626	7,500	8,447
Total	$211,146	$130,200	$73,653

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$95,574	$103,868
Rest of Europe	10,419	14,630
U.S.	33,978	33,947
Other	8,214	8,385
Total	$148,185	$160,830

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$20,731	$19,826	$17,885
Rest of Europe	7,478	6,595	7,211
U.S.	20,491	16,233	13,865
Other	3,842	3,860	3,862
Total	$52,542	$46,514	$42,823

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$495,747	$581,568
Rest of Europe	324,086	321,661
U.S.	648,559	486,232
Other	60,458	52,999
Total	$1,528,850	$1,442,460

Distribution of Capital Expenditures by Geographical Area
g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$15,117	$3,976	$12,406
Rest of Europe	2,278	1,887	2,506
U.S.	12,224	20,842	13,389
Other	3,160	2,783	4,725
Total	$32,779	$29,488	$33,026

Clients Representing Company's Net Revenue
h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.
	Year ended
	December		December	December
	2014		2013	2012

Client A	31%		26%	18%
Client B	-	*	10%	12%

* Net revenue did not exceed 10%.

Distribution of Interest Income by Business Segment
i) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$284	$355	$464
Rest of Europe	798	501	661
U.S.	-	-	3
Other	69	130	23
Total	$1,151	$986	$1,151

Distribution of Tax Charge by Geographical Area
j) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$18,384	$11,073	$1,216
Rest of Europe	2,855	(7)	3,298
U.S.	4,860	5,072	3,669
Other	4,149	1,915	3,618
Total	$30,248	$18,053	$11,801